Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.6%
	CONSUMER DISCRETIONARY — 11.1%
7,177	Acushnet Holdings Corp.	$563,323
30,308	Bath & Body Works, Inc.	780,734
4,505	Boot Barn Holdings, Inc.*	746,568
1,367	Cavco Industries, Inc.*	793,858
1,376	Group 1 Automotive, Inc.	602,014
26,955	LKQ Corp.	823,206
7,493	SharkNinja, Inc. *,1	772,903
3,338	TopBuild Corp.*	1,304,690
1,760	Winmark Corp.	876,075
7,963	Wyndham Hotels & Resorts, Inc.	636,244
		7,899,615
	CONSUMER STAPLES — 2.7%
9,306	Post Holdings, Inc.*	1,000,209
12,069	U.S. Foods Holding Corp.*	924,727
		1,924,936
	ENERGY — 0.3%
20,147	Atlas Energy Solutions, Inc.	229,071
	FINANCIALS — 13.4%
3,560	Assurant, Inc.	771,096
10,585	Commerce Bancshares, Inc.	632,560
8,280	East West Bancorp, Inc.	881,406
3,817	Jack Henry & Associates, Inc.	568,466
2,310	LPL Financial Holdings, Inc.	768,514
7,661	Popular, Inc.[1]	973,024
9,682	Ryan Specialty Holdings, Inc.	545,677
5,268	Selective Insurance Group, Inc.	427,077
7,931	SouthState Bank Corp.	784,138
8,733	Stifel Financial Corp.	990,933
11,186	Voya Financial, Inc.	836,713
6,433	Western Alliance Bancorp	557,870
5,837	Wintrust Financial Corp.	773,052
		9,510,526
	HEALTH CARE — 10.3%
24,266	AtriCure, Inc.*	855,377
1,376	Chemed Corp.	616,090
5,761	Encompass Health Corp.	731,762
26,211	Enovis Corp.*	795,242
7,410	Globus Medical, Inc. - Class A*	424,371
10,882	Hologic, Inc.*	734,426
3,743	ICON PLC*,1	655,025
8,440	ICU Medical, Inc.*	1,012,462

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
6,583	Ionis Pharmaceuticals, Inc.*	$430,660
81,415	Neogen Corp.*	464,880
4,053	Neurocrine Biosciences, Inc.*	568,960
		7,289,255
	INDUSTRIALS — 29.8%
9,941	AAON, Inc.	928,887
16,391	Albany International Corp. - Class A	873,640
18,014	Atmus Filtration Technologies, Inc.	812,251
1,649	CACI International, Inc. - Class A*	822,488
1,806	Carlisle Cos., Inc.	594,102
7,450	Casella Waste Systems, Inc. - Class A*	706,856
4,190	Crane Co.	771,546
7,640	EnerSys	863,014
7,528	Esab Corp.	841,179
3,744	ESCO Technologies, Inc.	790,396
11,002	Franklin Electric Co., Inc.	1,047,390
28,080	Gates Industrial Corp. PLC*,1	696,946
4,608	Generac Holdings, Inc.*	771,379
5,441	ICF International, Inc.	504,925
3,304	IDEX Corp.	537,759
5,480	ITT, Inc.	979,605
13,896	Mercury Systems, Inc.*	1,075,550
3,596	MSA Safety, Inc.	618,764
1,563	Nordson Corp.	354,723
8,289	Regal Rexnord Corp.	1,188,974
12,052	REV Group, Inc.	682,987
4,856	SPX Technologies, Inc.*	907,004
33,079	Thermon Group Holdings, Inc.*	883,871
3,233	Valmont Industries, Inc.	1,253,531
3,225	Woodward, Inc.	814,990
19,124	Zurn Elkay Water Solutions Corp.	899,402
		21,222,159
	INFORMATION TECHNOLOGY — 14.6%
16,279	Allegro MicroSystems, Inc.*	475,347
8,234	Blackbaud, Inc.*	529,529
8,034	Coherent Corp.*	865,422
1,700	CyberArk Software, Ltd.*,1	821,355
8,541	Descartes Systems Group, Inc.*,1	804,818
10,573	JFrog, Ltd.*,1	500,420
2,573	Manhattan Associates, Inc.*	527,414
6,520	Onto Innovation, Inc.*	842,514
2,193	OSI Systems, Inc.*	546,583
3,475	SPS Commerce, Inc.*	361,887

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
9,137	TD SYNNEX Corp.	$1,496,184
2,414	Teledyne Technologies, Inc.*	1,414,701
11,191	Trimble, Inc.*	913,745
7,049	Unity Software, Inc.*	282,242
		10,382,161
	MATERIALS — 7.0%
3,217	Avery Dennison Corp.	521,701
12,786	Avient Corp.	421,299
14,231	FMC Corp.	478,588
6,188	Knife River Corp.*	475,671
3,818	Quaker Chemical Corp.	503,021
3,114	Reliance, Inc.	874,505
5,060	RPM International, Inc.	596,473
29,192	TriMas Corp.	1,127,979
		4,999,237
	REAL ESTATE — 4.2%
13,607	First Industrial Realty Trust, Inc. - REIT	700,352
2,019	Jones Lang LaSalle, Inc.*	602,227
27,075	Kite Realty Group Trust - REIT	603,773
4,664	Mid-America Apartment Communities, Inc. - REIT	651,701
31,931	Xenia Hotels & Resorts, Inc. - REIT	438,093
		2,996,146
	UTILITIES — 2.2%
17,801	California Water Service Group	816,888
17,887	Essential Utilities, Inc.	713,691
		1,530,579
	TOTAL COMMON STOCKS
	(Cost $56,406,602)	67,983,685
	SHORT-TERM INVESTMENTS — 4.1%
2,904,750	Goldman Sachs FS Government Fund - Institutional Class, 3.96%[2]	2,904,750
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,904,750)	2,904,750
	TOTAL INVESTMENTS — 99.7%
	(Cost $59,311,352)	70,888,435
	Other Assets in Excess of Liabilities — 0.3%	201,671
	NET ASSETS — 100.0%	$71,090,106

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

[2]	The rate is the annualized seven-day yield at period end.